OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®/VA

Supplement dated November 15, 2012 to the

Prospectus and Statement of Additional Information

This supplement amends the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA (the "Fund") prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), each dated April 30, 2011, and is in addition to the supplement to the SAI dated June 6, 2012.

Effective as of April 30, 2013:

The Prospectus is revised as follows:

1. The Fund will change its name to "Oppenheimer Main Street Small Cap Fund®/VA."
2. The first full paragraph on the cover page is deleted in its entirety and replaced by the following:

Oppenheimer Main Street Small Cap Fund/VA is a mutual fund that seeks capital appreciation. The Fund uses fundamental research and quantitative models to invest mainly in common stocks of companies that are within the market capitalization range of the Russell 2000® Index.

3. The first paragraph of the section titled "Principal Investment Strategies," on page 3, is deleted in its entirety and replaced by the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies. A company's "market capitalization" is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index, a measure of small-cap issuers. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its small-cap character. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition.

4. The section titled "Portfolio Managers," on page 5, is deleted in its entirety and replaced by the following:

Portfolio Managers. Matthew P. Ziehl, CFA, has been lead portfolio manager and Vice President of the Fund since May 2009. Raymond Anello, CFA, has been co-portfolio manager of the Fund since April 2011 and Vice President of the Fund since May 2011. Raman Vardharaj, CFA, has been co-portfolio manager and Vice President of the Fund since May 2009. Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner have been co-portfolio managers and Vice Presidents of the Fund since November 2012.

5. The section titled "Portfolio Managers," on page 9, is deleted in its entirety and replaced by the following:

Portfolio Managers. The Fund's portfolio is team managed by Matthew P. Ziehl, Raymond Anello, Raman Vardharaj, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Ziehl has been lead portfolio manager and Vice President of the Fund since May 2009. Mr. Anello has been co-portfolio manager of the Fund since April 2011 and Vice President of the Fund since May 2011. Mr. Vardharai has been co-portfolio manager and Vice President of the Fund since May 2009. Ms. Budzinski, Ms. Ketner Pak, Mr. Krantz and Mr. Weiner have been co-portfolio managers and Vice Presidents of the Fund since November 2012.

Mr. Ziehl has been a Vice President and portfolio manager of the Manager since May 2009. Prior to joining the Manager, Mr. Ziehl was a portfolio manager with RS Investment Management Co. LLC from October 2006 to May 2009 and served as a managing director at The Guardian Life Insurance Company of America from December 2001 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. Mr. Ziehl is a portfolio manager of other portfolios in the OppenheimerFunds complex

Mr. Anello has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since April 2011. He has served as sector manager for energy and utilities for the Manager's Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Anello was portfolio manager of the RS All Cap Dividend product from its inception in July 2007 through April 2009 and served as a sector manager for energy and utilities for various other RS Investments products. Mr. Anello joined Guardian Life Insurance Company in October 1999 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments. Mr. Anello is a portfolio manager of another portfolio in the OppenheimerFunds complex.

Mr. Vardharaj has been a Vice President and portfolio manager of the Manager since May 2009. Prior to joining the Manager, Mr. Vardharaj was a senior quantitative analyst creating stock selection models, monitoring portfolio risks and analyzing portfolio performance across the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as quantitative analyst at The Guardian Life Insurance Company of America from 1998 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. Mr. Vardharaj is a portfolio manager of other portfolios in the OppenheimerFunds complex.

     Ms. Budzinski has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. She has served as sector manager for healthcare for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Ms. Budzinski was a healthcare sector manager at RS Investment and Guardian Life Insurance Company. Ms. Budzinski joined Guardian Life Insurance Company in August 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.
     Ms. Ketner Pak has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. She has served as sector manager for consumer discretionary and consumer staples for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Ms. Ketner Pak was a sector manager at RS Investment and Guardian Life Insurance Company. Ms. Ketner Pak joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.
     Mr. Krantz has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. He has served as sector manager for technology for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Krantz was a sector manager at RS Investment and Guardian Life Insurance Company. Mr. Krantz joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.

Mr. Weiner has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. He has served as sector manager for industrials and materials for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Weiner was a sector manager at RS Investment for industrials and materials. Prior to joining RS Investment in January 2007, Mr. Weiner was a Director and senior equity analyst at Credit Suisse Asset Management (CSAM).

The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

The Statement of Additional Information is revised as follows:

6. The following is added to the list of officers on page 45 of the SAI:

Joy Budzinksi               Vice President                     Since 2012

Kristin Ketner Pak          Vice President                     Since 2012

Magnus Krantz               Vice President                     Since 2012

Adam Weiner               Vice President                     Since 2012

7. The following is added to the chart beginning on page 45 of the SAI:

Name, Age, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in the Complex
Joy Budzinski (44), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, she has served as sector manager for healthcare for the Manager’s Main Street Investment Team. Prior to joining the Manager, Ms. Budzinski was a healthcare sector manager at RS Investment and Guardian Life Insurance Company. Ms. Budzinski joined Guardian Life Insurance Company in August 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	2
Kristin Ketner Pak (47), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, she has served as sector manager for consumer discretionary and consumer staples for the Manager’s Main Street Investment Team. Prior to joining the Manager, Ms. Ketner Pak was a sector manager at RS Investment and Guardian Life Insurance Company. Ms. Ketner Pak joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	2
Magnus Krantz (45), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, he has served as sector manager for technology for the Manager’s Main Street Investment Team. Prior to joining the Manager, Mr. Krantz was a sector manager at RS Investment and Guardian Life Insurance Company. Mr. Krantz joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	2
Adam Weiner (43), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, he has served as sector manager for industrials and materials for the Manager’s Main Street Investment Team. Prior to joining the Manager, Mr. Weiner was a sector manager at RS Investment for industrials and materials. Prior to joining RS Investment in January 2007, Mr. Weiner was a Director and senior equity analyst at Credit Suisse Asset Management (CSAM).	2

8. Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner are added to the sections titled “Portfolio Manager” and “Other Accounts Managed.”

9. The eighth line of the chart titled “Portfolio Managers,” on page 58 of the SAI, is deleted and replaced with the following:

Main Street Small Cap Fund/VA	Matthew Ziehl, Raymond Anello, Raman Vardharaj, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz, Adam Weiner

10. Other Accounts Managed. The following table provides information regarding the other portfolios and accounts managed by Mss. Budzinski and Ketner Pak and Mssrs. Krantz and Weiner as of October 31, 2012. No portfolio or account has an advisory fee based on performance.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles	Total Assets in Other Pooled Investment Vehicles[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Joy Budzinski	3	$3.35	0	$0	2	$369.9
Kristin Ketner Pak	3	$3.35	0	$0	2	$369.9
Magnus Krantz	3	$3.35	0	$0	2	$369.9
Adam Weiner	3	$3.35	0	$0	2	$369.9
1.	In billions.

2.	In millions.

3.	Does not include personal accounts of the portfolio manager and his or her family, which are subject to the Code of Ethics.

11. The section of the chart labeled “Main Street Small-& Mid-Cap Fund/VA” on page 59 of the SAI is deleted and replaced with the following:

Fund Name and Portfolio Managers	Lipper Peer Group Category	Morningstar Peer Group Category
Main Street Small Cap Fund/VA Matthew Ziehl Raymond Anello Raman Vardharaj Joy Budzinski Kristin Ketner Pak Magnus Krantz Adam Weiner	Small-Cap Core Funds	Small Blend

12. All other references to the Fund’s name will be replaced by Oppenheimer Main Street Small Cap Fund®/VA.

November 15, 2012                                                                                                                                 PS0297.011